Schedule of Investments (unaudited)
April 30, 2025
BlackRock Real Estate Securities Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Diversified REITs — 1.8%
Essential Properties Realty Trust, Inc.	177,933	$ 5,724,105
Health Care Providers & Services — 0.2%
Brookdale Senior Living, Inc.(a)	114,153	748,844
Health Care REITs — 13.4%
Alexandria Real Estate Equities, Inc.	23,511	1,708,309
Healthpeak Properties, Inc.	351,083	6,263,321
Omega Healthcare Investors, Inc.	94,662	3,696,551
PACS Group, Inc.(a)	132,664	1,277,554
Ventas, Inc.	165,717	11,613,448
Welltower, Inc.	125,453	19,142,873
		43,702,056
Hotel & Resort REITs — 1.9%
Ryman Hospitality Properties, Inc.	71,376	6,277,519
Industrial REITs — 10.0%
Americold Realty Trust, Inc.	149,295	2,887,365
EastGroup Properties, Inc.	51,053	8,343,081
Prologis, Inc.	208,350	21,293,370
		32,523,816
Office REITs — 3.0%
BXP, Inc.	94,352	6,013,053
Cousins Properties, Inc.	132,611	3,652,107
		9,665,160
Residential REITs — 14.4%
American Homes 4 Rent, Class A	216,338	8,088,878
Apartment Investment & Management Co., Class A	404,568	3,200,133
AvalonBay Communities, Inc.	84,543	17,752,339
Essex Property Trust, Inc.	38,004	10,608,816
Sun Communities, Inc.	58,781	7,314,120
		46,964,286
Retail REITs — 14.7%
Agree Realty Corp.	87,962	6,826,731
Brixmor Property Group, Inc.	165,703	4,127,662
Federal Realty Investment Trust	37,908	3,564,110
Security	Shares	Value
Retail REITs (continued)
NNN REIT, Inc.	123,436	$ 5,074,454
Realty Income Corp.	119,759	6,929,256
Regency Centers Corp.	100,147	7,228,610
Simon Property Group, Inc.	89,081	14,019,568
		47,770,391
Specialized REITs — 39.3%
American Tower Corp.	99,957	22,531,307
Crown Castle, Inc.	113,993	12,055,900
CubeSmart	114,564	4,659,318
Digital Realty Trust, Inc.	50,691	8,137,933
Equinix, Inc.	25,418	21,878,542
Iron Mountain, Inc.	138,165	12,389,256
PotlatchDeltic Corp.	141,445	5,430,074
Public Storage	46,786	14,055,918
SBA Communications Corp.	44,011	10,712,277
Smartstop Self Storage REIT, Inc.	113,135	3,975,564
VICI Properties, Inc.	385,447	12,342,013
		128,168,102
Total Long-Term Investments — 98.7% (Cost: $277,569,241)		321,544,279
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.21%(b)(c)	3,147,012	3,147,012
Total Short-Term Securities — 0.9% (Cost: $3,147,012)		3,147,012
Total Investments — 99.6% (Cost: $280,716,253)		324,691,291
Other Assets Less Liabilities — 0.4%		1,165,990
Net Assets — 100.0%		$ 325,857,281

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 01/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 1,291,537	$ —	$ (1,291,535)(b)	$ (2)	$ —	$ —	—	$ 619 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	2,816,961	330,051 (b)	—	—	—	3,147,012	3,147,012	26,457	—
				$ (2)	$ —	$ 3,147,012		$ 27,076	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)
April 30, 2025
BlackRock Real Estate Securities Fund
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 321,544,279	$ —	$ —	$ 321,544,279
Short-Term Securities
Money Market Funds	3,147,012	—	—	3,147,012
	$ 324,691,291	$ —	$ —	$ 324,691,291

Portfolio Abbreviation
REIT	Real Estate Investment Trust